S000012492 [Member] Investment Strategy - ACTIVE M INTERNATIONAL EQUITY FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily invests in companies domiciled in developed markets. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets (i.e., those that are generally in the early stages of their industrial cycles).
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors, countries and/or geographic regions. As of March 31, 2026, the Fund had focused investments in the financials and industrials sectors, and in the United Kingdom and European Union.
The sub‑advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.